Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (1,127,583)	$ (916,739)
Property and equipment, net	1,650,710	1,867,736
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	208,585	245,819
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,468,292	2,439,125
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 101,416	$ 99,531